FINANCIAL INSTRUMENTS AND RISK (Schedule of credit risk aging of accounts receivable ) (Details) - Credit risk [member] - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts receivable	$ 2,996,655	$ 198,801
Current [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts receivable	2,717,464
0 - 30 Days [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts receivable	151,481
31 - 60 Days [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts receivable	29,711
61 - 90 Days [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts receivable	3,621
After 90 Days [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts receivable	$ 94,378